UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                          (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2015
		Shares	Value (Note 1)

CLOSED-END FUNDS - 109.90%
	Aberdeen Asia-Pacific Income Fund, Inc.	766,476	$3,502,795
	Aberdeen Global Income Fund, Inc.	64,400	495,236
*	Aberdeen Israel Fund, Inc.	10	172
	Adams Diversified Equity Fund, Inc.	85,877	1,101,802
†	Advent Claymore Convertible Securities and Income Fund	400,000	5,408,000
	Advent Claymore Convertible Securities and Income Fund II	967,000	5,366,850
	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	8,041	99,628
†	Alpine Global Premier Properties Fund	1,015,600	5,860,012
	Alpine Total Dynamic Dividend Fund	146,469	1,124,882
	ASA Gold and Precious Metals Ltd.	200	1,434
	Bancroft Fund Ltd.	41,606	757,229
	BlackRock Resources & Commodities Strategy Trust	475,682	3,382,099
†	Boulder Growth & Income Fund, Inc.	1,149,300	8,895,582
	Brookfield Global Listed Infrastructure Income Fund, Inc.	310,000	3,642,500
	Calamos Global Dynamic Income Fund	301,646	2,159,785
	Central Securities Corp.	182,000	3,461,640
	Clough Global Opportunities Fund	78,760	822,255
†	Cohen & Steers REIT and Preferred Income Fund, Inc.	325,122	5,995,250
	Delaware Enhanced Global Dividend & Income Fund	339,836	3,177,467
	Deutsche High Income Opportunities Fund, Inc.	317,505	4,146,615
	Dividend and Income Fund	188,394	2,074,218
	Duff & Phelps Global Utility Income Fund, Inc.	47,462	699,115
	Eagle Growth & Income Opportunities Fund	131,190	1,988,840
	First Trust Strategic High Income Fund II	167,752	1,867,080
	Gabelli Global Utility & Income Trust	36,288	603,107
†	General American Investors Co., Inc.	34,000	1,085,960
	Lazard Global Total Return and Income Fund, Inc.	26,568	347,510
	Lazard World Dividend & Income Fund, Inc.	108,683	990,102
	Legg Mason BW Global Income Opportunities Fund, Inc.	91,838	1,063,484
	Liberty All Star Equity Fund	20,000	107,000
	LMP Capital and Income Fund, Inc.	136,104	1,683,607
	Macquarie Global Infrastructure Total Return Fund, Inc.	122,000	2,324,100
†	Morgan Stanley Emerging Markets Debt Fund, Inc.	68,087	583,506
	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	807,000	5,487,600
	Nuveen Global High Income Fund	203,757	2,799,621
†	RMR Real Estate Income Fund	229,000	4,415,120
	Royce Global Value Trust, Inc.	61,192	455,880
	Royce Micro-Cap Trust, Inc.	460,877	3,345,967
	Source Capital, Inc.	21,529	1,426,512
	Sprott Focus Trust, Inc.	58,994	342,165
	Stone Harbor Emerging Markets Total Income Fund	122,367	1,391,313

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015
			Shares	Value (Note 1)

CLOSED-END FUNDS - Continued
		Tekla World Healthcare Fund	102,275	$1,619,013
		Templeton Emerging Markets Income Fund	7,000	69,790
		Terra Capital PLC Fund	1,495,000	1,240,850
		The Cushing Energy Income Fund	31,740	267,251
		The Cushing Renaissance Fund	54,927	783,808
	†	The GDL Fund	455,837	4,562,928
		Tortoise Energy Independence Fund, Inc.	142,260	1,604,693
		Tri-Continental Corp.	50,688	1,014,774
		Virtus Total Return Fund	120,735	460,000
		Voya Infrastructure Industrials and Materials Fund	215,587	2,643,097
		Wells Fargo Global Dividend Opportunity Fund	648,836	3,841,109
		Western Asset Emerging Markets Debt Fund, Inc.	426,732	5,859,030
	†	Western Asset Emerging Markets Income Fund, Inc.	555,000	5,400,150
		Western Asset Global Partners Income Fund, Inc.	12,918	99,856
		Western Asset Worldwide Income Fund, Inc.	146,690	1,478,635

		Total Closed-End Funds (Cost $134,677,190)		125,428,024

COMMON STOCKS - 0.72%

	Financials - 0.72%
	*	Federal Home Loan Mortgage Corp.	510,000	826,200

		Total Common Stocks (Cost $1,122,000)		826,200

SHORT-TERM INVESTMENT - 1.76%
	§	Fidelity Institutional Money Market Funds, 0.29%	2,002,980	2,002,980

		Total Short-Term Investment (Cost $2,002,980)		2,002,980

Total Value of Investments (Cost $137,802,170 (a)) - 112.38%				$128,257,204

Liabilities in Excess of Other Assets - (12.38)%				(14,126,684)

	Net Assets - 100%			$114,130,520

*	Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

				(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

	Summary of Investments
		% of Net
		Assets	Value
	Closed-End Funds	109.90%	$125,428,024
	Financials	0.72%	826,200
	Short-Term Investment	1.76%	2,002,980
	Liabilities in Excess of Other Assets	-12.38%	(14,126,684)
	Total	100.00%	$114,130,520

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$711,674
	Aggregate gross unrealized depreciation			(10,256,640)

	Net unrealized depreciation			$(9,544,966)

(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2015

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$125,428,024	$125,428,024	$-	$-
Common Stocks	826,200	826,200	-	-
Short-Term Investment	2,002,980	2,002,980	-	-
Total	$128,257,204	$128,257,204	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)	The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 18, 2016	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 18, 2016	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 18, 2016	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy